SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Operating Results for Operating Segments

Operating results for the Company’s operating segments are as follows:

(in millions)	Refining	Retail	Other	Total
Three months ended September 30, 2012

Revenues
Customer	$866.4	$397.1	$—	$1,263.5
Intersegment	284.7	—	—	284.7

Segment revenues	1,151.1	397.1	—	1,548.2
Elimination of intersegment revenues	—	—	(284.7)	(284.7)

Total revenues	$1,151.1	$397.1	$(284.7)	$1,263.5

Income (loss) from operations	$246.7	$1.2	$(48.5)	$199.4
Income from equity method investment	$2.8	$—	$—	$2.8
Depreciation and amortization	$6.4	$1.8	$0.1	$8.3
Capital expenditures	$5.4	$0.7	$0.2	$6.3

(in millions)	Refining	Retail	Other	Total
Three months ended September 30, 2011

Revenues
Customer	$740.2	$419.3	$—	$1,159.5
Intersegment	293.8	—	—	293.8

Segment revenues	1,034.0	419.3	—	1,453.3
Elimination of intersegment revenues	—	—	(293.8)	(293.8)

Total revenues	$1,034.0	$419.3	$(293.8)	$1,159.5

Income (loss) from operations	$174.0	$4.9	$(13.2)	$165.7
Income from equity method investment	$0.9	$—	$—	$0.9
Depreciation and amortization	$5.4	$2.0	$—	$7.4
Capital expenditures	$7.2	$1.9	$2.2	$11.3

(in millions)	Refining	Retail	Other	Total
Nine months ended September 30, 2012

Revenues
Customer	$2,296.5	$1,121.3	$—	$3,417.8
Intersegment	788.3	—	—	788.3

Segment revenues	3,084.8	1,121.3	—	4,206.1
Elimination of intersegment revenues	—	—	(788.3)	(788.3)

Total revenues	$3,084.8	$1,121.3	$(788.3)	$3,417.8

Income (loss) from operations	$560.3	$5.2	$(138.7)	$426.8
Income from equity method investment	$8.7	$—	$—	$8.7
Depreciation and amortization	$18.5	$5.6	$0.5	$24.6
Capital expenditures	$10.7	$1.7	$0.9	$13.3

(in millions)	Refining	Retail	Other	Total
Nine months ended September 30, 2011

Revenues
Customer	$2,026.4	$1,165.6	$—	$3,192.0
Intersegment	831.3	—	—	831.3

Segment revenues	2,857.7	1,165.6	—	4,023.3
Elimination of intersegment revenues	—	—	(831.3)	(831.3)

Total revenues	$2,857.7	$1,165.6	$(831.3)	$3,192.0

Income from operations	$326.7	$7.2	$13.2	$347.1
Income from equity method investment	$3.2	$—	$—	$3.2
Depreciation and amortization	$16.0	$6.0	$0.3	$22.3
Capital expenditures	$19.7	$2.6	$5.1	$27.4

Operating results for the Company’s operating segments are as follows:

(in millions)	Refining	Retail	Other	Total
Year ended December 31, 2011
Revenues
Customer	$2,761.0	$1,519.8	$—	$4,280.8
Intersegment	1,043.1	—	—	1,043.1

Segment revenues	3,804.1	1,519.8	—	5,323.9
Elimination of intersegment revenues	—	—	(1,043.1)	(1,043.1)

Total revenues	$3,804.1	$1,519.8	$(1,043.1)	$4,280.8

Income from operations	$388.2	$14.0	$20.4	$422.6
Income from equity method investment	$5.7	$—	$—	$5.7
Depreciation and amortization	$21.5	$7.2	$0.8	$29.5
Capital expenditures	$33.9	$9.2	$2.8	$45.9

(in millions)	Refining	Retail	Other	Total
Period ended December 31, 2010 (Successor)
Revenues
Customer	$242.0	$102.9	$—	$344.9
Intersegment	70.2	—	—	70.2

Segment revenues	312.2	102.9	—	415.1
Elimination of intersegment revenues	—	—	(70.2)	(70.2)

Total revenues	$312.2	$102.9	$(70.2)	$344.9

Income (loss) from operations	$9.1	$0.5	$(5.9)	$3.7
Income from equity method investment	$0.1	$—	$—	$0.1
Depreciation and amortization	$1.7	$0.5	$—	$2.2
Capital expenditures	$2.5	$—	$—	$2.5

(in millions)	Refining	Retail	Other	Total
Eleven months ended November 30, 2010 (Predecessor)
Revenues
Customer	$1,778.3	1,206.8	—	$2,985.1
Intersegment	811.4	—	—	811.4
Related parties	210.1	—	—	210.1

Segment revenues	2,799.8	1,206.8	—	4,006.6
Elimination of intersegment revenues	—	—	(811.4)	(811.4)

Total revenues	$2,799.8	$1,206.8	$(811.4)	$3,195.2

Income from operations	$142.8	$26.5	$—	$169.3
Income from equity method investment	$5.4	$—	$—	$5.4
Depreciation and amortization	$24.9	$12.4	$—	$37.3
Capital expenditures	$29.4	$0.4	$—	$29.8

(in millions)	Refining	Retail	Other	Total
Year ended December 31, 2009 (Predecessor)
Revenues
Customer	$1,594.6	1,129.2	—	$2,723.8
Intersegment	719.4	—	—	719.4
Related parties	216.7	—	—	216.7

Segment revenues	2,530.7	1,129.2	—	3,659.9
Elimination of intersegment revenues	—	—	(719.4)	(719.4)

Total revenues	$2,530.7	$1,129.2	$(719.4)	$2,940.5

Income from operations	$70.6	$19.3	$—	$89.9
Income from equity method investment	$1.1	$—	$—	$1.1
Depreciation and amortization	$26.0	$14.2	$—	$40.2
Capital expenditures	$26.1	$2.9	$—	$29.0

Total Assets by Segment

Total assets by segment were as follows:

(in millions)	Refining	Retail	Corporate/Other	Total
At September 30, 2012	$687.5	$139.7	$350.2	$1,177.4

At December 31, 2011	$646.5	$130.2	$222.1	$998.8

Total assets by segment were as follows:

(in millions)	Refining	Retail	Other	Total
At December 31, 2011	$655.2	$219.8	$123.8	$998.8

At December 31, 2010	$667.7	$136.7	$126.2	$930.6